Impairment Charges and Reversals - Forward Price Assumptions (Details)	Dec. 31, 2023 $ / bbl $ / Mcf $ / bbl	Dec. 31, 2022 $ / bbl $ / bbl $ / Mcf
West Texas Intermediate | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	73.67	80.33
West Texas Intermediate | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	74.98	78.50
West Texas Intermediate | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	76.14	76.95
West Texas Intermediate | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	77.66	77.61
West Texas Intermediate | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	79.22	79.16
West Texas Intermediate | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Western Canada Select | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	76.74	76.54
Western Canada Select | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	79.77	77.75
Western Canada Select | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	81.12	77.55
Western Canada Select | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	82.88	80.07
Western Canada Select | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	85.04	81.89
Western Canada Select | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Edmonton C5+ | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	96.79	106.22
Edmonton C5+ | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	98.75	101.35
Edmonton C5+ | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	100.71	98.94
Edmonton C5+ | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	102.72	100.19
Edmonton C5+ | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	104.78	101.74
Edmonton C5+ | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Alberta Energy Company Natural Gas | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	2.20	4.23
Alberta Energy Company Natural Gas | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.37	4.40
Alberta Energy Company Natural Gas | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	4.05	4.21
Alberta Energy Company Natural Gas | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	4.13	4.27
Alberta Energy Company Natural Gas | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	4.21	4.34
Alberta Energy Company Natural Gas | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%